THE AMERICAN TRUST
                                ALLEGIANCE FUND


                                One Court Street
                          Lebanon, New Hampshire 03766




                               SEMI-ANNUAL REPORT



























                            FOR THE SIX MONTHS ENDED

                                 AUGUST 31, 2001

                         AMERICAN TRUST ALLEGIANCE FUND


October, 2001


Dear Fellow Shareholder,

     We are pleased to send you the American Trust Allegiance Fund's semi-annual report for the six- month period ending August 31, 2001. The Fund's assets declined to $26.6 million as of August 31, 2001, reflecting the sharp fall in U.S. stock prices. After posting competitive investment performance since inception, the Fund's performance this year has been disappointing as it has lagged behind the S&P 500 Index.

     The six months covered in this semi-annual report encompasses a period in which the U.S. economy has steadily weakened and a classic bear market has gripped the financial markets in this country. The U.S. stock market has experienced its worst sustained decline over the past twelve months in nearly 30 years. There have been few, if any, places that investors have been able to hide from the punishing fall in stock prices. The technology sector, which had offered exceptional growth opportunities over the past few years, has come to a standstill. Falling demand, rising inventories and deteriorating cash flow have undercut the profitability of the entire sector.

     The vicious terrorist attacks of September 11th hit an already weakening economy, likely tipping us into a recession. Our thoughts and prayers are with the families and friends of those who perished in the attacks. But our resolve is strong and our confidence in the United States is unwavering.

     From an economic and investment perspective, we are equally confident. The macroeconomic impact of an accommodative monetary policy and a stimulative fiscal policy will trigger the expansionary phase of the business cycle. The economy and financial markets will recover from this recessionary period, just as they always have during other swings of the U.S. business cycle. It will be no different this time around.

     We have restructured the Fund's holdings away from technology and reduced our overweighted position in this sector. Overall, we have sought to improve the industrial and sector diversification of the Fund. Our bias continues to be large capitalization growth companies with a record of consistent earnings growth.

                         AMERICAN TRUST ALLEGIANCE FUND


     We thank you for your support and look forward to helping you achieve your financial goals.


/s/ Jeffrey M. Harris

Jeffrey M. Harris, CFA



/s/ Paul H. Collins

Paul H. Collins


Footnotes:

Remember past performance is not a guarantee of future results. Fund share values and returns fluctuate and investors may have a gain or a loss when shares are redeemed. During the ranking period advisory fees have been waived.

The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

                         AMERICAN TRUST ALLEGIANCE FUND

TOP 10 HOLDINGS AT AUGUST 31, 2001
--------------------------------------------------------------------------------

American International Group, Inc.
ChevronTexaco Corp.
Cintas Corp.
Colgate-Palmolive Co.
Exxon Mobil Corp.
Fannie Mae
Performance Food Group Co.
Schlumberger Ltd.
Sysco Corp.
The Clorox Co.

                         AMERICAN TRUST ALLEGIANCE FUND

SCHEDULE OF INVESTMENTS AT AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
Shares      COMMON STOCKS: 97.7%                                    Market Value
--------------------------------------------------------------------------------
            AEROSPACE/DEFENSE:  2.81%
  3,500     General Dynamics Corp. ..............................   $   276,360
  6,900     United Technologies Corp. ...........................       471,960
                                                                    -----------
                                                                        748,320
                                                                    -----------
            AIR FREIGHT & COURIERS: 1.89%
  9,900     Expeditors International of Washington, Inc. ........       503,514
                                                                    -----------
            AIRLINES: 1.15%
 17,100     Southwest Airlines Co. ..............................       305,919
                                                                    -----------
            ALUMINUM:  0.89%
  6,200     Alcoa, Inc. .........................................       236,344
                                                                    -----------
            APPLICATION SOFTWARE:  1.13%
  3,000     Advent Software,  Inc.*..............................       159,330
  6,500     Siebel Systems, Inc.*................................       140,400
                                                                    -----------
                                                                        299,730
                                                                    -----------
            BANKS:  5.61%
  6,100     Fifth Third Bancorp .................................       355,630
  8,100     Mellon Financial Corp. ..............................       285,525
  9,700     Northern Trust Corp. ................................       549,990
  7,600     The Bank of New York Company, Inc. ..................       301,720
                                                                    -----------
                                                                      1,492,865
                                                                    -----------
            BROADCASTING & CABLE:  1.86%
 13,500     Comcast Corp. - Special Class A* ....................       494,505
                                                                    -----------
            CHEMICALS - SPECIALTY:  1.27%
  8,400     Ecolab, Inc. ........................................       336,672
                                                                    -----------
            COMPUTER HARDWARE:  2.03%
 11,000     Dell Computer Corp.* ................................       235,180
  1,400     International Business Machines Corp. ...............       140,000
 14,400     Sun Microsystems, Inc.* .............................       164,880
                                                                    -----------
                                                                        540,060
                                                                    -----------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            COMPUTER STORAGE/PERIPHERAL:  0.84%
 14,500     EMC Corp.* ..........................................   $   224,170
                                                                    -----------
            CONSTRUCTION & ENGINEERING:  2.50%
  6,400     Fluor Corp. .........................................       290,112
  6,400     Jacobs Engineering Group, Inc. ......................       375,168
                                                                    -----------
                                                                        665,280
                                                                    -----------
            CONSUMER FINANCE:  1.44%
 11,000     MBNA Corp. ..........................................       382,360
                                                                    -----------
            DEPARTMENT STORES:  2.23%
 10,700     Kohl's Corp.* .......................................       593,850
                                                                    -----------
            DIVERSE FINANCIAL SERVICES:  8.65%
 15,300     American Express Co..................................       557,226
  8,400     Fannie Mae...........................................       640,164
 15,200     Federated Investors, Inc. - Class B..................       432,440
  6,600     Merrill Lynch & Co., Inc.............................       340,560
  6,800     State Street Corp....................................       330,208
                                                                    -----------
                                                                      2,300,598
                                                                    -----------
            ELECTRIC UTILITIES:  3.34%
 15,000     Calpine Corp.*.......................................       495,300
 21,300     NRG Energy, Inc......................................       391,920
                                                                    -----------
                                                                        887,220
                                                                    -----------
            ELECTRICAL COMPONENT:  1.87%
  9,300     Emerson Electric Co. ................................       498,480
                                                                    -----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS:  1.77%
  3,500     Celestica, Inc.*.....................................       127,400
 15,500     Solectron Corp.*.....................................       210,800
  9,825     Symbol Technologies, Inc.............................       132,638
                                                                    -----------
                                                                        470,838
                                                                    -----------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            FOOD DISTRIBUTORS:  5.21%
 21,200     Performance Food Group Co............................   $   715,712
 23,900     SYSCO Corp...........................................       669,678
                                                                    -----------
                                                                      1,385,390
                                                                    -----------
            FOREST PRODUCTS:  0.96%
  4,500     Weyerhaeuser Co......................................       255,375
                                                                    -----------
            HOUSEHOLD PRODUCTS:  4.55%
 11,050     Colgate-Palmolive Co.................................       598,358
 16,400     The Clorox Co........................................       610,900
                                                                    -----------
                                                                      1,209,258
                                                                    -----------
            INSURANCE - BROKERS:  2.09%
  5,975     Marsh & McLennan Companies, Inc......................       555,078
                                                                    -----------
            INSURANCE - MULTI-LINE:  2.40%
  8,167     American International Group, Inc....................       638,659
                                                                    -----------
            IT CONSULTING & SERVICES:  1.44%
 16,200     SunGard Data Systems, Inc............................       383,130
                                                                    -----------
            MACHINERY INDUSTRIAL:  2.86%
  7,500     Illinois Tool Works, Inc.............................       468,825
  7,200     Ingersoll-Rand Co....................................       292,104
                                                                    -----------
                                                                        760,929
                                                                    -----------
            MOTORCYCLE MANUFACTURERS:  2.17%
 11,900     Harley-Davidson, Inc.................................       578,221
                                                                    -----------
            MULTI-UTILITIES:  1.64%
 12,500     Enron Corp...........................................       437,375
                                                                    -----------
            NETWORKING EQUIPMENT:  1.13%
 18,020     Cisco Systems, Inc.*.................................       294,267
    430     McDATA Corp.*........................................         6,140
                                                                    -----------
                                                                        300,407
                                                                    -----------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            OIL AND GAS - EQUIPMENT/SERVICE:  2.58%
 14,000     Schlumberger Ltd.....................................   $   686,000
                                                                    -----------
            OIL AND GAS - INTEGRATED:  5.25%
  6,700     ChevronTexaco Corp...................................       608,025
 19,600     Exxon Mobil Corp.....................................       786,940
                                                                    -----------
                                                                      1,394,965
                                                                    -----------
            RESTAURANTS:  1.01%
  8,900     Sonic Corp.*.........................................       269,581
                                                                    -----------
            RETAIL - HOME IMPROVEMENT:  1.54%
  8,900     The Home Depot, Inc..................................       408,955
                                                                    -----------
            SEMICONDUCTOR EQUIPMENT:  1.63%
  6,300     Applied Materials, Inc.*.............................       271,467
  2,300     Cabot Microelectronics Corp.*........................       161,115
                                                                    -----------
                                                                        432,582
                                                                    -----------
            SEMICONDUCTORS:  3.35%
  6,500     Analog Devices, Inc.*................................       310,570
 10,800     Intel Corp...........................................       301,968
  8,400     Texas Instruments, Inc...............................       278,040
                                                                    -----------
                                                                        890,578
                                                                    -----------
            SERVICES - DATA PROCESSING:  6.70%
  9,600     Automatic Data Processing, Inc.......................       496,896
  8,900     Concord  EFS,  Inc...................................       466,983
  6,100     First Data Corp......................................       401,685
 11,225     Paychex, Inc.........................................       416,111
                                                                    -----------
                                                                      1,781,675
                                                                    -----------
            SERVICES - DIVERSE/COMMERCIAL:  4.39%
 10,400     Apollo Group, Inc. - Class A.........................       409,448
 16,300     Cintas Corp..........................................       758,928
                                                                    -----------
                                                                      1,168,376
                                                                    -----------
            SPECIALTY STORES:  2.17%
 20,000     Bed Bath & Beyond, Inc.*.............................       577,000
                                                                    -----------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            SYSTEMS SOFTWARE:  2.66%
  5,900     Adobe Systems, Inc...................................   $   198,299
  5,550     Microsoft Corp.*.....................................       316,628
 15,700     Oracle Corp.*........................................       191,697
                                                                    -----------
                                                                        706,624
                                                                    -----------
            TELECOM EQUIPMENT:  0.66%
 11,100     Nokia Corp., ADR - Class A#..........................       174,714
                                                                    -----------
            Total Common Stocks
             (Cost $29,429,069)..................................   $25,975,595
                                                                    -----------

            SHORT-TERM INVESTMENTS:  2.29%
--------------------------------------------------------------------------------

609,719     Firstar Stellar Treasury Fund
             (Cost $609,719).....................................   $   609,719
                                                                    -----------
            Total Investments in Securities
             (Cost $30,038,788+):  99.99%........................    26,585,315
            Other Assets less Liabilities:  0.01%................         2,975
                                                                    -----------
            Net Assets:  100.00%.................................   $26,588,290
                                                                    ===========

* Non-income producing security. # ADR - American Depository Receipt.

+ Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation........................   $ 1,234,730
            Gross unrealized depreciation........................    (4,688,203)
                                                                    -----------

              Net unrealized depreciation........................   $(3,453,473)
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF ASSETS AND LIABILITIES AT AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (cost $30,038,788) .....................................       $ 26,585,315
  Receivables:
    Fund shares sold .......................................             15,287
    Dividends and interest .................................             24,165
  Deferred organization costs ..............................              1,931
  Prepaid expenses .........................................             17,987
                                                                   ------------

      Total assets .........................................         26,644,685
                                                                   ------------

LIABILITIES
  Payables:
    Due to advisor .........................................             15,704
    Fund shares repurchased ................................             35,199
  Accrued expenses .........................................              5,492
                                                                   ------------

      Total liabilities ....................................             56,395
                                                                   ------------

NET ASSETS .................................................       $ 26,588,290
                                                                   ============

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE [$26,588,290 / 1,855,270 shares
      outstanding; unlimited number of shares
      (par value $0.01) authorized] ........................       $      14.33
                                                                   ============

COMPONENTS OF NET ASSETS
  Paid-in capital ..........................................       $ 32,834,826
  Undistributed net investment loss ........................            (69,500)
  Accumulated net realized gain on investments .............         (2,723,563)
  Net unrealized appreciation on investments ...............         (3,453,473)
                                                                   ------------
      Net assets ...........................................       $ 26,588,290
                                                                   ============

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends .................................................     $   119,124
    Interest ..................................................          33,266
                                                                    -----------
      Total income ............................................         152,390
                                                                    -----------
  Expenses
    Advisory fees (Note 3) ....................................         145,448
    Administration fees (Note 3) ..............................          30,620
    Transfer agent fees .......................................          25,369
    Fund accounting fees ......................................          15,520
    Registration fees .........................................          11,279
    Audit fees ................................................           9,577
    Reports to shareholders ...................................           7,058
    Custody fees ..............................................           6,758
    Miscellaneous .............................................           3,715
    Legal fees ................................................           3,025
    Trustee fees ..............................................           2,168
    Deferred organization expense .............................           1,866
    Insurance expense .........................................           1,550
                                                                    -----------
      Total expenses ..........................................         263,953
      Less: advisory fee waiver (Note 3) ......................         (42,063)
                                                                    -----------
      Net expenses ............................................         221,890
                                                                    -----------
        NET INVESTMENT LOSS ...................................         (69,500)
                                                                    -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments ............................      (2,884,957)
  Net change in unrealized depreciation on investments ........      (1,637,603)
                                                                    -----------
    Net realized and unrealized loss on investments ...........      (4,522,560)
                                                                    -----------
      NET DECREASE IN NET ASSETS RESULTING FROM
        OPERATIONS ............................................     $(4,592,060)
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Six Months           Year
                                                          Ended             Ended
                                                    August 31, 2001*   February 29, 2001
                                                    ----------------   -----------------
(DECREASE) / INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ..........................     $    (69,500)       $   (310,502)
  Net realized (loss) / gain on
    investments ................................       (2,884,957)            164,480
  Net unrealized depreciation on
    investments ................................       (1,637,603)        (15,142,450)
                                                     ------------        ------------
      NET DECREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ..............       (4,592,060)        (15,288,472)
                                                     ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on security transactions ...               --          (1,001,777)
                                                     ------------        ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net (decrease) / increase in net assets
    derived from net change in outstanding
    shares (a) .................................         (776,921)         11,315,499
                                                     ------------        ------------
      TOTAL DECREASE IN NET ASSETS .............       (5,368,981)         (4,974,750)

NET ASSETS
  Beginning of year ............................       31,957,271          36,932,021
                                                     ------------        ------------
  END OF YEAR ..................................     $ 26,588,290        $ 31,957,271
                                                     ============        ============

(a)  A summary of share transactions is as follows:

                                   Six Months                   Year
                                      Ended                     Ended
                                August 31, 2001*          February 29, 2001
                          ------------------------     ------------------------
                           Shares         Value         Shares        Value
                          --------    ------------     --------    ------------
Shares sold ...........    121,940    $  1,939,423      622,931    $ 15,165,103
Shares issued on
  reinvestment of
  distributions .......         --              --       47,738         974,814
Shares redeemed .......   (173,218)     (2,716,344)    (209,050)     (4,824,418)
                          --------    ------------     --------    ------------
Net (decrease) /
  increase ............    (51,278)   $   (776,921)     461,619    $ 11,315,499
                          ========    ============     ========    ============

*Unaudited.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                     Six Months        Year         Year        Year      3/11/97*
                                                        Ended          Ended        Ended       Ended      through
                                                      8/31/01#        2/28/01      2/29/00     2/28/99     2/28/98
                                                      --------       --------     --------     --------     -------
Net asset value, beginning of period ..............   $  16.76       $  25.56     $  16.93     $  13.48     $ 10.00
                                                      --------       --------     --------     --------     -------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss ............................      (0.04)         (0.16)       (0.11)       (0.07)      (0.03)
   Net realized and unrealized gain on
      investments .................................      (2.39)         (8.10)        8.74         3.74        3.51
                                                      --------       --------     --------     --------     -------
   Total from investment operations ...............      (2.43)         (8.26)        8.63         3.67        3.48
                                                      --------       --------     --------     --------     -------
Less distributions:
   From net realized gain .........................       0.00          (0.54)        0.00        (0.22)       0.00
                                                      --------       --------     --------     --------     -------

Net asset value, end of period ....................   $  14.33       $  16.76     $  25.56     $  16.93     $ 13.48
                                                      ========       ========     ========     ========     =======

Total return ......................................     (14.50)%++     (32.68)%      50.97%       27.47%      34.80%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .............   $ 26,588       $ 31,957     $ 36,932     $ 13,329     $ 6,360

Ratio of expenses to average net assets:
  Before expense reimbursement ....................       1.73%+         1.56%        1.75%        2.30%       4.04%+
  After expense reimbursement .....................       1.45%+         1.45%        1.45%        1.45%       1.45%+

Ratio of net investment loss to average net assets:
  After fees waived and expenses absorbed .........      (0.45)%+       (0.77)%      (0.73)%      (0.57)%     (0.42)%+
Portfolio turnover rate ...........................      29.83%++       86.13%       39.81%       40.99%      27.65%++

*  Commencement of operations.
#  Unaudited.
+  Annualized.
++ Not Annualized.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The American Trust Allegiance Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------

          of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

     D. DEFERRED ORGANIZATION COSTS: The fund has incurred expenses of $18,500 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended August 31, 2001, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2001, the Fund incurred $145,448 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------

years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended August 31, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $42,063; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $334,007 at August 31, 2001. Cumulative expenses subject to recapture expire as follows:

                         Year              Amount
                         ----              ------
                           1             $174,965
                           2              109,256
                           3               49,786
                                         --------
                                         $334,007

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                            Fee rate
----------------                            --------
Less than $15 million                       $30,000
$15 million to less than $50 million        0.20% of average daily net assets
$50 million to less than $100 million       0.15% of average daily net assets
$100 million to less than $150 million      0.10% of average daily net assets
More than $150 million                      0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $11,915,766 and $8,560,528, respectively.

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                                     ADVISOR
                     American Trust Investment Advisers, LLC
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                              Orbitex Data Services
                        14707 California Street, Suite 5
                                 Omaha, NE 68154
                                 1-800-385-7003


                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


    This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

    Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.